SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2023
Computers, software, and electronic equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years
Computers, software, and electronic equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	5 years
Office furniture and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	10 years
Office furniture and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	14 years
Capitalized internal software
Property, Plant and Equipment [Line Items]
Useful life	3 years
Development costs Leasehold improvements
Property, Plant and Equipment [Line Items]
Estimated useful lives	Shorter of the remaining term of the underlying lease, or estimated useful life of the asset